Leases - Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Disclosures of Cash Flow Information Related to Leases [Abstract]
Cash paid for operating lease liabilities	$ 32,674	$ 31,118	$ 64,294	$ 61,232	$ 124,472	$ 111,058